UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2008

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/27/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$ 65,033

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      564     8806 SH       SOLE                     8806
3M COMPANY                     COM              88579y101     2051    29475 SH       SOLE                    29475
ABBOTT LABORATORIES            COM              002824100     2177    41092 SH       SOLE                    41092
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1634    16525 SH       SOLE                    16525
ALLEGHENY ENERGY INC COM       COM              017361106     1107    22100 SH       SOLE                    22100
AMERICAN EXPRESS CO.           COM              025816109      537    14262 SH       SOLE                    14262
ANADARKO PETROLEUM CORP.       COM              032511107     4413    58970 SH       SOLE                    58970
ASML HOLDING NV                COM              N07059186     1957    80202 SH       SOLE                    80202
BERKSHIRE HATHAWAY CL B        COM              084670207     3924      978 SH       SOLE                      978
BIOMED REALTY TRUST INC.       COM              09063h107      774    31560 SH       SOLE                    31560
BP PLC SPON ADR                COM              055622104     1047    15052 SH       SOLE                    15052
CATERPILLAR INC.               COM              149123101     2662    36060 SH       SOLE                    36060
CHEVRON CORPORATION            COM              166764100      321     3235 SH       SOLE                     3235
CISCO SYSTEMS, INC.            COM              17275R102     1767    75962 SH       SOLE                    75962
COCA COLA CO.                  COM              191216100      206     3963 SH       SOLE                     3963
DUKE REALTY CORP NEW           COM              264411505     1520    67725 SH       SOLE                    67725
EMERSON ELECTRIC CO.           COM              291011104     2191    44309 SH       SOLE                    44309
EXXON MOBIL CORP.              COM              30231G102     3838    43545 SH       SOLE                    43545
GENERAL ELECTRIC CO.           COM              369604103     2754   103169 SH       SOLE                   103169
GOOGLE INC. CL A               COM              38259P508      258      490 SH       SOLE                      490
JOHNSON & JOHNSON              COM              478160104     2853    44338 SH       SOLE                    44338
MEDTRONIC INC.                 COM              585055106     2864    55335 SH       SOLE                    55335
MICROSOFT CORP.                COM              594918104      436    15835 SH       SOLE                    15835
MSCI EMERGING MKTS INDEX FUND  COM              464287234     2745    20229 SH       SOLE                    20229
NESTLE SPON ADR REPSTG REG SH  COM              641069406      372     3286 SH       SOLE                     3286
PEPSICO INC.                   COM              713448108     2321    36504 SH       SOLE                    36504
PLUM CREEK TIMBER CO. INC.     COM              729251108     3450    80775 SH       SOLE                    80775
PROCTOR GAMBLE CO.             COM              742718109     2908    47817 SH       SOLE                    47817
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     1017    12447 SH       SOLE                    12447
SYSCO CORPORATION              COM              871829107     1301    47282 SH       SOLE                    47282
VANGUARD EUROPEAN              COM              922042874     3340    50913 SH       SOLE                    50913
VANGUARD PACIFIC               COM              922042866     3304    52890 SH       SOLE                    52890
WALGREEN COMPANY               COM              931422109     1132    34833 SH       SOLE                    34833
ZIMMER HOLDINGS, INC.          COM              98956p102     1288    18934 SH       SOLE                    18934